Goodwill and other intangible assets - Intangible asset assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Discount rate (post-tax)	8.50%	9.00%
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Discount rate (post-tax)	8.00%	8.75%